Intangible assets	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Intangible assets
15. Intangible assets

	31 December 2024					31 December 2023
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	38 332	2 219	5 379	150	46 080	44 170
Effect of movements in foreign exchange	(1 337)	(166)	(525)	(37)	(2 065)	957
Acquisitions through business combinations	-	-	-	-	-	15
Acquisitions and expenditures	2	337	714	16	1 069	838
Disposals through sale and derecognition	(1)	(134)	(333)	(5)	(473)	(67)
Transfer (to)/from other asset categories and other movements¹	44	25	203	(31)	240	166
Balance at end of period	37 040	2 281	5 438	93	44 852	46 080

Amortization and impairment losses
Balance at end of previous year	(94)	(1 388)	(3 219)	(93)	(4 794)	(3 961)
Effect of movements in foreign exchange	1	137	314	19	470	(191)
Amortization	-	(189)	(631)	(25)	(845)	(711)
Impairment	-	-	(16)	(1)	(17)	(31)
Disposals through sale and derecognition	1	134	331	5	471	60
Transfer to/(from) other asset categories and other movements¹	-	(55)	(62)	14	(103)	39
Balance at end of period	(91)	(1 362)	(3 283)	(81)	(4 818)	(4 794)

Carrying value
at 31 December 2023	38 239	830	2 160	57	41 286	41 286
at 31 December 2024	36 948	919	2 155	12	40 034
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
1
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment once a year or whenever a triggering event has occurred. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 14
Goodwill.
As at 31 December 2024, the carrying amount of the intangible assets amounted to 40 034m US dollar (31 December 2023: 41 286m US dollar) of which 36 948m US dollar was assigned an indefinite useful life (31 December 2023: 38 239m US dollar) and 3 086m US dollar a finite life (31 December 2023: 3 047m US dollar).

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Million US dollar Cash-generating unit	2024	2023

United States	21 872	21 939
Rest of North America	37	41
Mexico	3 027	3 629
Colombia	2 586	2 990
Rest of Middle Americas	3 535	3 590
Brazil	-	15
Rest of South America	806	655
Europe	370	432
South Africa	2 558	2 623
Rest of Africa	861	910
China	383	393
Rest of Asia Pacific	913	1 021
Total carrying amount of intangible assets with indefinite useful lives	36 948	38 239
In 2024, the company expensed 222m US dollar in research, compared to 256m US dollar in
2023
, and 268m US dollar in 2022.

The spend focused on product innovations, market research, as well as process optimization and product development.